Unaudited Quarterly Financial Information	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information
UNAUDITED QUARTERLY FINANCIAL INFORMATION

The disclosures in this note apply to all Registrants unless indicated otherwise.

In management’s opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods.  Quarterly results are not necessarily indicative of a full year’s operations because of various factors.  The unaudited quarterly financial information for each Registrant is as follows:

Quarterly Periods Ended:	AEP	AEP Texas	AEPTCo (a)	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2018
Total Revenues	$4,048.3	$371.6	$191.7	$820.4	$576.8	$790.9	$336.8	$419.4
Operating Income	706.0	81.8	111.1	193.0	97.4	117.3	3.9	41.6
Net Income (Loss)	456.7	46.8	84.1	125.5	64.2	79.6	(7.2)	13.4
Earnings Attributable to Common Shareholders	454.4	NA	NA	NA	NA	NA	NA	11.8

June 30, 2018
Total Revenues	$4,013.2	$388.3	$200.1	$667.0	$589.7	$748.8	$398.3	$457.1
Operating Income	757.0	86.2	110.5	132.6	117.4	104.4	57.2	70.5
Net Income	530.1	46.5	82.0	77.4	94.7	68.8	36.6	38.7
Earnings Attributable to Common Shareholders	528.4	NA	NA	NA	NA	NA	NA	37.6

September 30, 2018
Total Revenues	$4,333.1	$433.4	$194.4	$762.0	$629.7	$778.3	$481.4	$535.3
Operating Income	668.6	94.0	97.0	49.8	110.2	79.9	78.5	127.1
Net Income	579.7	57.8	78.1	87.1	72.7	88.7	60.4	89.6
Earnings Attributable to Common Shareholders	577.6	NA	NA	NA	NA	NA	NA	88.2

December 31, 2018
Total Revenues	$3,801.1	$402.0	$189.9	$718.1	$574.5	$745.4	$330.8	$410.1
Operating Income	551.1	84.3	91.5	108.1	52.2	118.2	2.9	38.5
Net Income (Loss)	364.8	60.2	71.7	77.8	29.7	88.4	(6.6)	10.5
Earnings Attributable to Common Shareholders	363.4	NA	NA	NA	NA	NA	NA	9.6

Quarterly Periods Ended:	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2017
Total Revenues	$3,933.3	$343.6	$152.7	$792.8	$560.5	$746.1	$304.1	$401.3
Operating Income (b)	1,085.7	82.3	90.4	218.9	117.2	149.6	19.9	52.8
Net Income	594.2	33.3	57.0	110.6	68.4	86.2	4.8	17.3
Earnings Attributable to Common Shareholders	592.2	NA	NA	NA	NA	NA	NA	16.3

June 30, 2017
Total Revenues	$3,576.5	$389.5	$229.4	$675.3	$467.3	$663.9	$344.7	$424.7
Operating Income (b)	733.3	108.8	165.4	126.1	33.6	118.5	45.3	74.1
Net Income	376.2	49.0	107.4	52.1	10.5	62.3	20.4	25.1
Earnings Attributable to Common Shareholders	375.0	NA	NA	NA	NA	NA	NA	24.5

September 30, 2017
Total Revenues	$4,104.7	$431.2	$165.6	$719.3	$557.7	$742.0	$442.8	$517.6
Operating Income (b)	975.1	128.8	93.6	171.7	113.6	153.4	85.9	136.0
Net Income	556.7	64.3	58.6	86.0	64.9	82.6	46.2	84.1
Earnings Attributable to Common Shareholders	544.7	NA	NA	NA	NA	NA	NA	73.1

December 31, 2017
Total Revenues	$3,810.4	$374.1	$159.2	$746.8	$535.7	$731.9	$335.6	$436.3
Operating Income (b)	730.9	96.2	83.5	173.6	82.8	144.2	20.4	41.1
Net Income	401.8	163.9	47.7	82.6	42.9	92.8	0.6	11.0
Earnings Attributable to Common Shareholders	400.7	NA	NA	NA	NA	NA	NA	10.8

NA    Not applicable.

(a)
The amounts presented for the Quarterly Periods Ended March 31, 2018 and June 30, 2018 reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously issued Financial Statement” section of Note 1.

(b)	Amounts reflect the adoption of ASU 2017-07 “Compensation - Retirement Benefits”. See Note 2 - New Accounting Pronouncements for additional information.
AEP

The unaudited quarterly financial information relating to Common Shareholders is as follows:

	2018 Quarterly Periods Ended
	March 31	June 30	September 30	December 31
Earnings Attributable to AEP Common Shareholders (in millions)	$454.4	$528.4	$577.6	$363.4

Basic Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations (a)	0.92	1.07	1.17	0.74

Diluted Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations (a)	0.92	1.07	1.17	0.74

	2017 Quarterly Periods Ended
	March 31	June 30	September 30	December 31
Earnings Attributable to AEP Common Shareholders (in millions)	$592.2	$375.0	$544.7	$400.7

Basic Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations (a)	1.20	0.76	1.11	0.81

Diluted Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations (a)	1.20	0.76	1.10	0.81

(a)	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.